Consolidated investment products (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Condensed Consolidating Statements of Financial Condition

Condensed Consolidating Statements of Financial Condition

	As of September 30, 2013				As of December 31, 2012
	Before Consolidation	Launch Equity	Eliminations	As Reported	Before Consolidation	Launch Equity	Eliminations	As Reported
Cash and cash equivalents	$275,927	$—	$—	$275,927	$141,159	$—	$—	$141,159
Cash and cash equivalents of Launch Equity	—	18,420	—	18,420	—	10,180	—	10,180
Accounts receivable	59,398	—	—	59,398	46,022	—	—	46,022
Accounts receivable of Launch Equity	—	15,187	—	15,187	—	10,595	—	10,595
Investment securities of Launch Equity	1	65,341	(1)	65,341	1	46,237	(1)	46,237
Other assets	107,514	—	—	107,514	33,367	—	—	33,367

Total assets	$442,840	$98,948	$(1)	$541,787	$220,549	$67,012	$(1)	$287,560

Payables of Launch Equity	$—	$14,533	$—	$14,533	$—	$10,726	$—	$10,726
Securities sold, not yet purchased of Launch Equity	—	35,497	—	35,497	—	19,586	—	19,586
Other liabilities	395,817	—	—	395,817	572,769	—	—	572,769

Total liabilities	395,817	50,030	—	445,847	572,769	30,312	—	603,081
Redeemable preferred units	—	—	—	—	357,194	—	—	357,194
Total stockholders’ equity	24,559	—	—	24,559	—	—	—	—
Noncontrolling interest—Artisan Partners Holdings	22,464	1	(1)	22,464	(709,414)	1	(1)	(709,414)
Noncontrolling interest—Launch Equity	—	48,917	—	48,917	—	36,699	—	36,699

Total equity (deficit)	47,023	48,918	(1)	95,940	(709,414)	36,700	(1)	(672,715)

Total liabilities and equity	$442,840	$98,948	$(1)	$541,787	$220,549	$67,012	$(1)	$287,560

Condensed Consolidating Statements of Operations

Condensed Consolidating Statements of Operations

	Nine Months Ended
	September 30, 2013				September 30, 2012
	Before Consolidation	Launch Equity	Eliminations	As Reported	Before Consolidation	Launch Equity	Eliminations	As Reported
Total revenues	$488,583	$—	$(335)	$488,248	$368,772	$—	$(230)	$368,542
Total operating expenses	808,153	—	(335)	807,818	361,118	—	(230)	360,888

Operating income (loss)	(319,570)	—	—	(319,570)	7,654	—	—	7,654
Non-operating income (loss)	31,374	—	—	31,374	(9,724)	—	—	(9,724)
Net gains of Launch Equity	—	9,068	—	9,068	—	8,474	—	8,474

Total non-operating income (loss)	31,374	9,068	—	40,442	(9,724)	8,474	—	(1,250)
Income (loss) before income taxes	(288,196)	9,068	—	(279,128)	(2,070)	8,474	—	6,404
Provision for income taxes	17,146	—	—	17,146	822	—	—	822

Net income (loss)	(305,342)	9,068	—	(296,274)	(2,892)	8,474	—	5,582
Less: Net income (loss) attributable to noncontrolling interests—Artisan Partners Holdings	(320,067)	—	—	(320,067)	(2,892)	—	—	(2,892)
Less: Net income attributable to noncontrolling interests—Launch Equity	—	9,068	—	9,068	—	8,474	—	8,474

Net income attributable to Artisan Partners Asset Management Inc.	$14,725	$—	$—	$14,725	$—	$—	$—	$—

Impact of Consolidation of Investment Products Into Consolidated Statements of Financial Condition and Consolidated Statements of Operations

The following tables reflect the impact of consolidation of investment products into the Consolidated Statements of Financial Condition and Consolidated Statements of Operations as of and for the year ended December 31, 2012 and 2011. The Condensed Consolidated Statement of Operations for the year ended December 31, 2011 considers the operating activity of Launch Equity from the date operations commenced, July 25, 2011, through December 31, 2011.

Condensed Consolidating Statements of Financial Condition

	Before Consolidation	Launch Equity	Eliminations	As Reported
As of December 31, 2012:
Cash and cash equivalents	$141,159	$—	$—	$141,159
Cash and cash equivalents of Launch Equity	—	10,180	—	10,180
Accounts receivable	46,022	—	—	46,022
Accounts receivable of Launch Equity	—	10,595	—	10,595
Investment securities of Launch Equity	1	46,237	(1)	46,237
Other assets	33,367	—	—	33,367

Total assets	$220,549	$67,012	$(1)	$287,560

Payables of Launch Equity	$—	$10,726	$—	$10,726
Securities sold, not yet purchased of Launch Equity	—	19,586	—	19,586
Other liabilities	572,769	—	—	572,769

Total liabilities	572,769	30,312	—	603,081
Redeemable preferred units	357,194	—	—	357,194
Equity attributable to non-controlling interest—Artisan Partners Holdings	(709,414)	1	(1)	(709,414)
Non-controlling interest—Launch Equity	—	36,699	—	36,699

Total equity (deficit)	(709,414)	36,700	(1)	(672,715)
Total liabilities, redeemable preferred units and equity (deficit)	$220,549	$67,012	$(1)	$287,560

	Before Consolidation	Launch Equity	Eliminations	As Reported
As of December 31, 2011:
Cash and cash equivalents	$126,956	$—	$—	$126,956
Cash and cash equivalents of Launch Equity	—	5,142	—	5,142
Accounts receivable	39,417	—	—	39,417
Accounts receivable of Launch Equity	—	37	—	37
Investment securities of Launch Equity	1	24,265	(1)	24,265
Other assets	29,034	—	—	29,034

Total assets	$195,408	$29,444	$(1)	$224,851

Securities sold, not yet purchased of Launch Equity	$—	$6,276	$—	$6,276
Other liabilities	502,473	—	—	502,473
Total liabilities	502,473	6,276	—	508,749

Redeemable preferred units	357,194	—	—	357,194
Equity attributable to non-controlling interest—Artisan Partners Holdings	(664,259)	1	(1)	(664,259)
Non-controlling interest—Launch Equity	—	23,167	—	23,167

Total equity (deficit)	(664,259)	23,168	(1)	(641,092)
Total liabilities, redeemable preferred units and equity (deficit)	$195,408	$29,444	$(1)	$224,851

	Before Consolidation	Launch Equity	Eliminations	As Reported
Year Ended December 31, 2012:
Total revenues	$506,982	$—	$(1,404)	$505,578
Total operating expenses	459,895	—	(1,404)	458,491

Operating income	47,087	—	—	47,087
Non-operating expenses	(12,280)	—	—	(12,280)
Net gains of Launch Equity	—	8,817	—	8,817

Total non-operating income (loss)	(12,280)	8,817	—	(3,463)
Income before income taxes	34,807	8,817	—	43,624
Provision for income taxes	1,047	—	—	1,047

Net income before noncontrolling interests	33,760	8,817	—	42,577
Less: Net income attributable to non-controlling interest—Artisan Partners Holdings	33,760	—	—	33,760
Less: Net income attributable to non-controlling interests—Launch Equity	—	8,817	—	8,817

Net income attributable to Artisan Partners Asset Management Inc.	$—	$—	$—	$—

	Before Consolidation	Launch Equity	Eliminations	As Reported
Year Ended December 31, 2011:
Total revenues	$455,191	$—	$(97)	$455,094
Total operating expenses	300,896	—	(97)	300,799

Operating income	154,295	—	—	154,295
Non-operating expenses	(20,059)	—	—	(20,059)
Net losses of Launch Equity	—	(3,102)	—	(3,102)

Total non-operating loss	(20,059)	(3,102)	—	(23,161)
Income (loss) before income taxes	134,236	(3,102)	—	131,134
Provision for income taxes	1,162	—	—	1,162

Net income (loss) before noncontrolling interests	133,074	(3,102)	—	129,972
Less: Net income (loss) attributable to non-controlling interest Artisan Partners Holdings	133,074	(1)	—	133,073
Less: Net loss attributable to non-controlling interests—Launch Equity	—	(3,101)	—	(3,101)

Net income attributable to Artisan Partners Asset Management Inc.	$—	$—	$—	$—

Launch Equity
Fair value hierarchy of assets and liabilities

The following table presents the fair value hierarchy levels of investments and liabilities held by Launch Equity which are measured at fair value as of September 30, 2013 and December 31, 2012:

	Assets and Liabilities at Fair Value:
	Total	Level 1	Level 2	Level 3
September 30, 2013
Assets
Cash and cash equivalents	$18,420	$18,420	$—	$—
Equity securities – long position	$65,341	$65,341	$—	$—

Liabilities
Equity securities – short position	$35,497	$35,497	$—	$—

December 31, 2012
Assets
Cash and cash equivalents	$10,180	$10,180	$—	$—
Equity securities – long position	$46,237	$46,237	$—	$—

Liabilities
Equity securities – short position	$19,586	$19,586	$—	$—

The carrying value of Launch Equity’s investments is also their fair value. Short and long positions in equity securities are valued based upon closing market prices of the security on the principal exchange on which the security is traded. The following table presents the fair value hierarchy levels of investments and liabilities held by Launch Equity which are measured at fair value as of December 31, 2012 and 2011:

	Assets and Liabilities at Fair Value:
	Total	Level 1	Level 2	Level 3
December 31, 2012
Assets
Equity securities—long position	$46,237	$46,237	$—	$—

Liabilities
Equity securities—short position	$19,586	$19,586	$—	$—

December 31, 2011
Assets
Equity securities—long position	$24,265	$24,265	$—	$—

Liabilities
Equity securities—short position	$6,276	$6,276	$—	$—